Shareholder Report, Holdings (Details) - C000238108	Oct. 31, 2024
Delta Air Lines8265143
Holdings [Line Items]
Percent of Total Investments	6.30%
CME Group8265134
Holdings [Line Items]
Percent of Total Investments	5.30%
Air Lease8265112
Holdings [Line Items]
Percent of Total Investments	4.80%
Bristol-Myers Squibb8265122
Holdings [Line Items]
Percent of Total Investments	4.50%
Airbus8265096
Holdings [Line Items]
Percent of Total Investments	4.50%
Labcorp Holdings8265105
Holdings [Line Items]
Percent of Total Investments	4.40%
Comcast8265137
Holdings [Line Items]
Percent of Total Investments	4.40%
Medtronic8265159
Holdings [Line Items]
Percent of Total Investments	4.30%
Cenovus Energy8265125
Holdings [Line Items]
Percent of Total Investments	4.20%
Infineon Technologies8265102
Holdings [Line Items]
Percent of Total Investments	4.00%
Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	81.50%